Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 57	£ 32
Deferred income tax liabilities	(40)	(62)
Net deferred income tax (liability)/asset	£ 17	£ (30)	£ 11